Net Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net Loss Per Share
Net Income (Loss) Per Share

4. Net Income (Loss) Per Share

Basic and diluted net income (loss) per share is calculated as follows:

	Three months ended June 30,		Six months ended June 30,
(In thousands, except share and per share numbers)	2012	2011	2012	2011
Numerator:
Net loss	$(17,961)	$(17,588)	$(30,833)	$(22,597)
Extinguishment of preferred stock	—	60,937	—	60,937
Accretion of preferred stock	(3,456)	(2,719)	(6,810)	(5,595)
Earnings attributable to participating preferred stockholders	—	(39,229)	—	(31,732)
Earnings (loss) attributable to common stockholders - basic	(21,417)	1,401	(37,643)	1,013
Effect of dilutive convertible preferred stock	—	—	—	—
Earnings (loss) attributable to common stockholders - diluted	$(21,417)	$1,401	$(37,643)	$1,013

Denominator:
Weighted-average number of common shares used in earnings (loss) per share - basic	854,517	484,237	815,053	403,967
Effect of dilutive options to purchase common stock	—	409,113	—	261,193
Effect of dilutive convertible preferred stock	—	2,281,998	—	3,125,753
Weighted-average number of common shares used in earnings (loss) per share - diluted	854,517	3,175,348	815,053	3,790,913

Earnings (loss) per share - basic	$(25.06)	$2.89	$(46.18)	$2.51
Effect of dilutive options to purchase common stock	—	(1.32)	—	(0.99)
Effect of dilutive convertible preferred stock	—	(1.13)	—	(1.25)
Earnings (loss) per share - diluted	$(25.06)	$0.44	$(46.18)	$0.27

The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive:

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
Convertible preferred stock	5,005,450	13,557,238	4,574,107	9,267,677
Options to purchase common stock	3,911,483	—	3,864,265	418,215
Warrants	15,000	4,154	15,000	4,154

5. Net loss per share

Basic and diluted net loss per share is calculated as follows:

	Year ended December 31,
	2011	2010	2009

	(In thousands, except share and per share amounts)
Numerator:
Net loss	$(42,476)	$(14,630)	$(15,089)
Extinguishment of preferred stock	60,937	—	—
Accretion of preferred stock	(10,933)	(12,143)	(11,405)
Earnings attributable to participating preferred stockholders	(7,275)	—	—

Earnings (loss) attributable to common stockholders—basic	253	(26,773)	(26,494)
Effect of dilutive convertible preferred stock	—	—	—

Earnings (loss) attributable to common stockholders—diluted	$253	$(26,773)	$(26,494)

Denominator:
Weighted-average number of common shares used in earnings (loss) per share—basic	499,944	320,942	320,424
Effect of dilutive options to purchase common stock	464,933	—	—
Effect of dilutive convertible preferred stock	2,489,399	—	—

Weighted-average number of common shares used in earnings (loss) per share—diluted	3,454,276	320,942	320,424

Earnings (loss) per share—basic	$0.51	$(83.42)	$(82.68)
Effect of dilutive options to purchase common stock	(0.24)	—	—
Effect of dilutive convertible preferred stock	(0.20)	—	—

Earnings (loss) per share—diluted	$0.07	$(83.42)	$(82.68)

The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive:

	Year ended December 31,
	2011	2010	2009

Convertible preferred stock	5,419,946	11,808,290	11,808,290
Options to purchase common stock	894,160	1,461,865	1,216,718
Warrants	8,860	1,333	1,333